Remuneration of Auditors - Summary of Services from Auditors and its Associates (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	[1]	€ 17	€ 16	€ 14
Audit-related assurance services	[2]	0	0	0
Other taxation advisory services	[2]	0	0	0
Services relating to corporate finance transactions		0	0	0
Other assurance services	[3]	0	0	0
All other non-audit services	[2]	0	0	0
Unilever Group [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	[4]	5	6	4
Subsidiaries [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	[5]	€ 12	€ 10	€ 10

[1]	Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2018: less than €1 million individually and in aggregate; 2017: less than €1 million individually and in aggregate).
[2]	Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2018: less than €1 million; 2017: €1 million).
[3]	2018 includes €4 million (2017: €5 million) for audits and reviews of carve-out financial statements of the Spreads business and €1 million (2017: €Nil) for assurance work on Simplification.
[4]	Of which €1 million was payable to KPMG Accountants N.V. (2018: €1 million; 2017: €1 million) and €4 million was payable to KPMG LLP (2018: €5 million; 2017: €4 million).
[5]	Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.